ACQUISITION OF BUSINESSES - Aldo Componentes Eletrônicos LTDA (“Aldo”) (Details) - Industrials - USD ($) $ in Millions	Oct. 04, 2021	Aug. 31, 2021	Jun. 30, 2022
DexKo Global Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	35.00%		34.00%
Equity from the partnership	$ 396
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 1,400
Identifiable intangible assets recognised as of acquisition date	2,200
Acquisition-related costs	$ 9
DexKo Global Inc. | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 3,800
Equity from the partnership	1,100
Debt raised incurred	2,600
Contingent consideration related to future performance	30
Non-controlling interest in acquiree recognised at acquisition date	$ 761
Aldo Componentes Eletrônicos LTDA
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		35.00%
Proportion of voting rights held in subsidiary		100.00%
Goodwill recognised as of acquisition date		$ 419
Identifiable intangible assets recognised as of acquisition date		297
Cash		104
Cash and cash equivalents		59
Inventory, net		48
Deferred tax liabilities recognised as of acquisition date		100
Net other liabilities recognised as of acquisition date		$ 100
Aldo Componentes Eletrônicos LTDA | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred		$ 623
Equity from the partnership		295
Contingent consideration related to future performance		328
Non-controlling interest in acquiree recognised at acquisition date		191
Aldo Componentes Eletrônicos LTDA | Brookfield Business Partners L.P. and Institutional Investors | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration related to future performance		0
Aldo Componentes Eletrônicos LTDA | Brookfield Business Partners L.P. and Institutional Investors | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration related to future performance		$ 340